UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


         Report for the Calendar Year or Quarter End: September 30, 2002


                            P&S Capital Partners, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

   527 Madison Avenue, 11th Floor         New York      New York      10022
--------------------------------------------------------------------------------
Business Address         (Street)         (City)         (State)      (Zip)


13F Filer Number:  28-06197
                 ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Greg Pearson             Chief Financial Officer                  (212) 319-8220
--------------------------------------------------------------------------------
(Name)                           (Title)                             (Phone)

Signature, Place and Date of Signing:


/s/ Greg Pearson
------------------------------------------
527 Madison Avenue, 11th Floor
New York, New York  10022
11/11/2002

Report Type:

[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:     1
                                  ------------

List of Other Included Managers:   P&S Capital Management, LLC
                                ---------------------------------

Form 13F Information Table Entry Total:      105
                                        -------------

Form 13F Information Table Value Total:   108,499,000
                                       -----------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                            P&S CAPITAL PARTNERS, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/02


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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Accredo Health Inc.                 COM         00437V104    2173     45580            45580               45580
Advanced Auto Parts Inc.            COM         00751Y106     580     11000            11000               11000
Advanced Auto Parts Inc.            COM         00751Y106     475      9000              900      1          900
Advanced Medical Optics             COM         00763M108    1308    137500           137500              137500
Advanced Medical Optics             COM         00763M108    1736    182500           182500      1       182500
Aetna                               COM         00817Y108    1343     37500    CALL    37500               37500
Aetna                               COM         00817Y108    1343     37500    CALL    37500      1        37500
Alcan Inc.                          COM         013716105     299     12100            12100               12100
Alcan Inc.                          COM         013716105     299     12100            12100      1        12100
Argosy Gaming                       COM         040228108     138      6000             6000      1         6000
Asbury Automotive Group             COM         043436104     158     18000            18000      1        18000
AT&T Canada                         CLB         00207Q202    1117     25000    PUT     25000               25000
AT&T Canada                         CLB         00207Q202    1117     25000    PUT     25000      1        25000
Barnes & Noble                      COM         067774109    1904     90000            90000               90000
Barnes & Noble                      COM         067774109    2404    113600           113600      1       113600
Beckman Coulter                     COM         075811109     484     12500    CALL    12500               12500
Beckman Coulter                     COM         075811109     484     12500    CALL    12500      1        12500
Candies Inc.                        COM         137409108      21     17700            17700               17700
Candies Inc.                        COM         137409108      21     17700            17700      1        17700
Chevrontexaco                       COM         166764100    3733     53900            53900               53900
Citigroup Inc.                      COM         172967101     371     12500            12500               12500
Citigroup Inc.                      COM         172967101     371     12500            12500      1        12500
Coca Cola                           COM         191216100     380     20000            20000               20000
Coca Cola                           COM         191216100     475     25000            25000      1        25000
CSK Auto Corp.                      COM         125965103    1841    147500           147500              147500
CSK Auto Corp.                      COM         125965103    1566    125500           125500      1       125500
Electronic Data Systems             COM         285661104    1730    123750           123750              123750
Electronic Data Systems             COM         285661104    2464    176250           176250      1       176250
Enpro Industries, Inc.              COM         29355X107     472    137500           137500              137500
Enpro Industries, Inc.              COM         29355X107     584    170200           170200      1       170200
Enterasys Networks Inc.             COM         293637104      41     31768            31768               31768
Enterasys Networks Inc.             COM         293637104      34     25992            25992      1        25992
Espeed Inc.                         CLA         296643109     127     12500            12500               12500
Espeed Inc.                         CLA         296643109     178     17500            17500      1        17500
Foot Locker Inc.                    COM         344849104    1249    125000           125000              125000
Foot Locker Inc.                    COM         344849104    1449    145000           145000      1       145000
Ford Motor Company                  COM         345370860     245     25000    CALL    25000               25000
Ford Motor Company                  COM         345370860     245     25000    CALL    25000      1        25000
General Motors Corp Class H       CL H NEW      370442832     881     96250            96250               96250
General Motors Corp Class H       CL H NEW      370442832     972    106250           106250      1       106250
Gentiva Health Services             COM         37247A102     298     36080            36080               36080
Gentiva Health Services             COM         37247A102     206     24920            24920      1        24920
Gillette                            COM         375766102    4419    149300    CALL   149300              149300
Gillette                            COM         375766102    3277    110700    CALL   110700      1       110700
GTECH Hldgs Corp                    COM         400518106     382     15400            15400               15400
GTECH Hldgs Corp                    COM         400518106     313     12600            12600      1        12600
Harrahs Entertainment               COM         413619107     318      6600             6600                6600
Harrahs Entertainment               COM         413619107     260      5400             5400      1         5400
HCA Inc                             COM         404119109     649     13640            13640               13640
HCA Inc                             COM         404119109     436      9160             9160      1         9160
Hershey Food Corp                   COM         427866108     341      5500             5500                5500
Hershey Food Corp                   COM         427866108     279      4500             4500      1         4500
Hershey Food Corp                   COM         427866108    6826    110000    CALL   110000              110000
Hershey Food Corp                   COM         427866108    5895     95000    CALL    95000      1        95000
Hershey Food Corp                   COM         427866108    1365     22000    PUT     22000               22000
Hershey Food Corp                   COM         427866108    1117     18000    PUT     18000      1        18000
Hollywood Entertainment             COM         436141105     622     42848            42848               42848
Hollywood Entertainment             COM         436141105     509     35058            35058      1        35058
Ikon Office Sol                     COM         451713101     119     15125            15125               15125
Ikon Office Sol                     COM         451713101     255     32375            32375      1        32375
Inco When Issued Wts           *W EXP 08/21/200 453258139     322     20050            20050               20050
Inco When Issued Wts           *W EXP 08/21/200 453258139     322     20050            20050      1        20050
Mandalay Resourt Group              COM         562567107     531     15840            15840               15840
Mandalay Resourt Group              COM         562567107     435     12960            12960      1        12960
Martha Stewart                      CLA         573083102      88     12500            12500               12500
Martha Stewart                      CLA         573083102      88     12500            12500      1        12500
Millennium Pharmaceuticals Inc.     COM         599902103     690     74046            74046               74046
Mirant Corp                         COM         104675108      83     37500            37500               37500
Mirant Corp                         COM         104675108      83     37500            37500      1        37500
Nisource Inc.                       COM         65473P105    1217     70651            70651               70651
Nortel Networks Corp                COM         656568102      89    165000           165000              165000
Nortel Networks Corp                COM         656568102      73    135000           135000      1       135000
Officemax Inc.                      COM         67622M108    2325    569820           569820              569820
Officemax Inc.                      COM         67622M108    2728    668620           668620      1       668620
PG & E Corporation                  COM         69331C108    1396    123950           123950              123950
PG & E Corporation                  COM         69331C108    1368    121450           121450      1       121450
Pharmacia Corp.                     COM         71713U102    2430     62500            62500               62500
Pharmacia Corp.                     COM         71713U102    3402     87500            87500      1        87500
Plum Creek Timber Co Inc.           COM         729251108     626     27700            27700               27700
Procter & Gamble                    COM         742718109    1225     13700    PUT     13700               13700
Procter & Gamble                    COM         742718109    1010     11300    PUT     11300      1        11300
Radvision Ltd.                      ORD         M81869105     174     37000            37000               37000
Radvision Ltd.                      ORD         M81869105     174     37000            37000      1        37000
Regal Entertainment                 CLA         758766109     209     11720            11720               11720
Regal Entertainment                 CLA         758766109     209     11720            11720      1        11720
Sun Microsystems Inc.               COM         866810104     130     50000            50000               50000
Sun Microsystems Inc.               COM         866810104     259    100000           100000      1       100000
Synavant Inc.                       COM         87157A105      95    116990           116990              116990
Synavant Inc.                       COM         87157A105      81    100010           100010      1       100010
Ticketmaster CL-B                   CLB         88633P203    1144     75000            75000               75000
Ticketmaster CL-B                   CLB         88633P203    1511     99100            99100      1        99100
TRW Inc.                            COM         872649108    2928     50000            50000               50000
TRW Inc.                            COM         872649108    2928     50000            50000      1        50000
TRW Inc.                            COM         872649108    2928     50000    PUT     50000               50000
TRW Inc.                            COM         872649108    2928     50000    PUT     50000      1        50000
Tyco International                  COM         902124106     635     45000    CALL    45000               45000
Tyco International                  COM         902124106     776     55000    CALL    55000      1        55000
United Globalcom Inc.               CLA         913247508     205    125000           125000              125000
United Globalcom Inc.               CLA         913247508     254    155000           155000      1       155000
Vivendi Universal                SP ADR NEW     928515204    1767    155100           155100              155100
Vivendi Universal                SP ADR NEW     928515204    1958    171900           171900      1       171900
Wendy's                             COM         950590109     273      8250             8250                8250
Wendy's                             COM         950590109     554     16750            16750      1        16750
Wetseal                             CLA         961840105     550     55000            55000               55000
Wetseal                             CLA         961840105     600     60000            60000      1        60000
